Business Segments - Financial Information of Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Revenues	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 624,884	$ 632,803	$ 622,820	$ 610,818	$ 2,638,024	$ 2,491,325	$ 2,388,211
Depreciation and Amortization (Included in Operating Income):
Depreciation and Amortization									182,422	171,908	170,330
Operating Income:
Operating Income	125,142	117,292	121,499	114,242	94,623	131,947	122,751	118,807	478,175	468,128	420,181
Capital Expenditures:
Capital Expenditures									128,429	120,122	122,049
Assets:
Assets	3,448,153				3,227,518				3,448,153	3,227,518	3,005,250
Unified Communications
Revenue:
Revenues									1,451,301	1,364,032	1,220,216
Depreciation and Amortization (Included in Operating Income):
Depreciation and Amortization									88,253	85,566	87,278
Operating Income:
Operating Income									384,565	363,226	320,411
Capital Expenditures:
Capital Expenditures									63,236	61,063	51,077
Assets:
Assets	1,629,019				1,620,444				1,629,019	1,620,444	1,401,242
Communication Services
Revenue:
Revenues									1,198,320	1,137,900	1,173,945
Depreciation and Amortization (Included in Operating Income):
Depreciation and Amortization									94,169	86,342	83,052
Operating Income:
Operating Income									93,610	104,902	99,770
Capital Expenditures:
Capital Expenditures									55,519	46,952	50,515
Assets:
Assets	1,437,695				1,379,125				1,437,695	1,379,125	1,375,643
Intersegment Eliminations
Revenue:
Revenues									(11,597)	(10,607)	(5,950)
Corporate
Capital Expenditures:
Capital Expenditures									9,674	12,107	20,457
Assets:
Assets	$ 381,439				$ 227,949				$ 381,439	$ 227,949	$ 228,365